Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Inventories

	12.31.2017	12.31.2016
Raw materials	865.6	952.9
Work in process	612.4	713.9
Spare parts	405.2	391.1
Used aircraft available for sale (i)	102.0	207.7
Finished goods (ii)	89.9	156.0
Inventory in transit	85.2	67.9
Held by third parties	82.3	77.5
Consumption materials	47.6	46.9
Advances to suppliers	28.9	40.5
Loss on adjustment to market value (iii)	(17.2)	(19.9)
Loss due to obsolescence (iv)	(153.2)	(138.1)

	2,148.7	2,496.4

Summary of Provision Recorded for Adjustment to Realizable Value
(iii)	Refers to the provision recorded for adjustments to the realizable value of used aircraft, as follows:

	12.31.2017	12.31.2016	12.31.2015
Beginning balance	(19.9)	(25.4)	(8.0)
Additions	(8.2)	(14.0)	(18.8)
Disposals	10.9	19.5	1.4

Ending balance	(17.2)	(19.9)	(25.4)

Schedule of Inventories Provision for Obsolescence
(iv)	Changes in the provision for obsolescence were as follows:

	12.31.2017	12.31.2016	12.31.2015
Beginning balance	(138.1)	(161.2)	(156.4)
Additions	(48.7)	(59.8)	(52.9)
Disposals	37.0	83.7	43.8
Reversals	—	—	1.5
Foreign exchange loss	(3.4)	(0.8)	2.8

Ending balance	(153.2)	(138.1)	(161.2)